Putnam High Yield Fund
The fund's portfolio
8/31/23 (Unaudited)

CORPORATE BONDS AND NOTES (85.8%)(a)
		Principal amount	Value
Advertising and marketing services (0.3%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		$1,665,000	$1,309,594
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		1,420,000	1,285,100
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 4.25%, 1/15/29		133,000	109,083

			2,703,777
Automotive (0.2%)
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany) (PIK)	EUR	1,377,000	1,556,356

			1,556,356
Broadcasting (2.3%)
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		$1,900,000	1,255,184
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		4,390,000	3,064,868
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		4,045,667	2,801,334
Paramount Global jr. unsec. sub. FRB 6.375%, 3/30/62		100,000	82,500
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		1,030,000	826,925
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		2,192,000	1,706,055
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		2,070,000	1,792,456
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		1,055,000	730,944
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		1,465,000	1,410,063
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		2,400,000	2,323,482
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		890,000	889,511
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		2,143,000	2,074,056
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		1,700,000	1,478,242

			20,435,620
Building materials (2.2%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		2,395,000	2,168,342
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		1,210,000	1,043,107
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 (PIK)		695,000	636,158
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		2,670,000	2,663,325
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		1,881,000	1,674,049
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		1,685,000	1,470,299
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		940,000	890,650
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		2,050,000	1,716,547
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		1,140,000	966,287
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	1,484,000	1,415,126
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$855,000	681,764
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		1,975,000	1,872,288
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		230,000	211,830
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		1,465,000	1,255,819
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		1,665,000	1,527,687

			20,193,278
Capital goods (9.0%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		1,050,000	877,028
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		460,000	431,868
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		1,660,000	1,458,031
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Ireland) (PIK)		1,270,223	1,020,906
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	1,115,000	903,778
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$2,435,000	1,979,168
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		1,540,000	1,319,442
Ball Corp. company guaranty sr. unsec. notes 6.00%, 6/15/29		205,000	201,669
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		2,985,000	2,992,463
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		2,290,000	2,244,769
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		1,261,000	1,257,741
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		1,315,000	1,293,151
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		2,180,000	2,233,724
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		1,630,000	1,755,037
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		2,511,000	2,510,038
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		435,000	433,852
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	1,335,000	1,396,392
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$1,015,000	1,009,348
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		3,020,000	2,597,200
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30		3,035,000	2,981,888
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		1,555,000	1,373,686
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		1,615,000	1,463,055
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		452,000	403,509
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		4,884,000	4,182,806
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		1,300,000	1,279,849
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		3,166,000	2,730,483
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		360,000	318,504
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		3,190,000	2,685,976
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		3,675,000	3,028,421
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		2,730,000	2,754,434
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		840,000	848,456
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		710,000	716,213
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		1,655,000	1,706,719
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		3,310,000	2,961,358
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		2,350,000	2,064,041
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		1,810,000	1,712,460
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		1,575,000	1,303,151
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		2,215,000	2,033,702
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		124,000	117,679
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		2,655,000	2,388,932
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		1,595,000	1,430,093
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		1,800,000	1,811,880
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		2,205,000	2,213,269
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	1,150,000	1,132,441
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$2,425,000	2,177,072
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		793,000	747,392
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		3,397,000	3,457,246
ZF North America Capital, Inc. 144A company guaranty sr. unsec. Notes 7.125%, 4/14/30 (Germany)		810,000	814,050
ZF North America Capital, Inc. 144A company guaranty sr. unsec. notes 6.875%, 4/14/28 (Germany)		810,000	806,963

			81,561,333
Chemicals (4.5%)
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		2,600,000	2,597,513
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		3,140,000	2,663,129
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27		475,000	446,981
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		3,050,000	3,031,703
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		665,000	665,356
CF Industries, Inc. company guaranty sr. unsec. bonds 5.15%, 3/15/34		450,000	424,796
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		3,010,000	2,544,228
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		2,775,000	2,690,918
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		2,185,000	1,672,713
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		1,560,000	1,326,000
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		2,315,000	1,929,158
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	730,000	655,765
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$1,035,000	1,042,583
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		1,915,000	1,572,175
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		3,400,000	2,737,238
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		2,055,000	1,694,977
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		3,066,000	2,758,863
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		2,590,000	2,285,505
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		1,935,000	1,045,415
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		2,205,000	1,816,999
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		1,200,000	1,119,169
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		2,275,000	2,243,719
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		2,300,000	1,945,110

			40,910,013
Commercial and consumer services (2.7%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		1,975,000	1,723,820
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		1,240,000	948,328
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL sr. notes Ser. REGS, 3.625%, 6/1/28	EUR	1,175,000	1,047,498
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 144A sr. notes 4.625%, 6/1/28		$1,570,000	1,334,500
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		4,460,000	3,657,046
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		1,627,000	1,411,911
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		495,000	492,525
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)		720,000	666,078
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		420,000	342,195
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		2,475,000	2,137,301
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		1,992,000	1,926,655
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		3,295,000	3,076,928
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		1,295,000	1,151,776
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		1,800,000	1,714,322
Sabre GLBL, Inc. 144A company guaranty sr. notes 7.375%, 9/1/25		1,075,000	1,056,508
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		2,406,000	2,249,610

			24,937,001
Communication services (5.5%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,515,000	1,231,861
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		1,505,000	1,087,092
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		1,125,000	843,071
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		1,870,000	1,321,953
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		2,155,000	1,747,048
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		3,742,000	3,405,776
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		8,445,000	7,260,948
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		2,101,000	1,723,417
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		3,375,000	2,792,813
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		645,000	611,829
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 6.50%, 2/1/29		2,105,000	1,740,115
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		3,195,000	2,619,157
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 4.125%, 12/1/30		980,000	698,811
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		2,630,000	1,454,337
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		2,260,000	1,690,254
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		3,763,000	2,034,654
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		2,049,000	1,590,577
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		1,260,000	1,062,111
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		3,425,000	2,086,373
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		2,925,000	2,664,096
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		1,565,000	1,521,077
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		899,000	913,196
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		1,824,000	1,195,919
Rogers Communications, Inc. 144A unsec. sub. FRB 5.25%, 3/15/82 (Canada)		705,000	639,066
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		2,080,000	1,682,221
Vodafone Group PLC jr. unsec. sub. FRB 7.00%, 4/4/79 (United Kingdom)		440,000	443,174
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		1,560,000	1,267,500
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		2,215,000	2,060,012

			49,388,458
Construction (0.9%)
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 6.50%, 8/1/30		570,000	563,069
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		929,000	874,012
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		950,000	816,989
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		870,000	848,194
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		2,130,000	1,810,862
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, 3/14/53 (Mexico)		2,125,000	2,207,344
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		945,000	793,481

			7,913,951
Consumer (0.4%)
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		550,000	435,490
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		2,925,000	2,682,507
Stanley Black & Decker, Inc. jr. unsec. sub. FRB 4.00%, 3/15/60		200,000	155,638

			3,273,635
Consumer staples (4.6%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		3,780,000	3,202,232
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		2,513,000	2,306,564
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		675,000	619,319
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		1,570,000	1,482,749
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		2,130,000	2,164,935
Aramark International Finance Sarl company guaranty sr. unsec. notes Ser. REGS, 3.125%, 4/1/25	EUR	1,800,000	1,894,759
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		$1,710,000	1,595,286
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	2,760,000	2,979,609
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$2,275,000	1,976,429
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		1,330,000	1,330,246
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		460,000	397,932
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		1,395,000	1,151,956
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		2,976,000	2,861,648
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 5.00%, 12/1/29		3,150,000	2,589,910
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		1,605,000	1,605,000
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		2,295,000	2,018,308
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		1,472,000	1,381,240
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		935,000	762,221
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		621,000	532,582
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		2,130,000	1,965,181
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		1,115,000	1,068,288
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		3,295,000	2,101,430
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		2,218,000	2,212,711
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		1,380,000	1,259,555
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		645,000	605,333

			42,065,423
Energy (oil field) (0.7%)
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		1,345,000	1,319,996
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		1,765,000	1,722,464
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		2,229,000	2,203,969
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		1,105,000	1,077,183

			6,323,612
Entertainment (1.6%)
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		2,909,000	2,705,370
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		2,045,000	1,816,451
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		1,550,000	1,503,410
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		1,185,000	1,185,918
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		920,000	890,100
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		1,345,000	1,274,388
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		1,315,000	1,334,983
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		1,970,000	2,099,718
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		1,369,000	1,311,799
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		465,000	433,542

			14,555,679
Financials (8.3%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		2,770,000	2,618,259
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,653,000	1,709,163
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		600,000	421,472
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		200,000	128,739
American Express Co. jr. unsec. sub. FRN 3.55%, 9/15/26		250,000	208,125
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		1,279,200	1,152,879
Apollo Management Holdings LP 144A company guaranty unsec. sub. FRB 4.95%, 1/14/50		1,000,000	920,237
Ares Finance Co. III, LLC 144A company guaranty unsec. sub. FRB 4.125%, 6/30/51		500,000	378,689
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		1,970,000	1,769,748
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRN 6.125%, perpetual maturity (Spain)		600,000	513,021
Banco do Brasil SA/Cayman 144A jr. unsec. sub. FRN 9.00%, perpetual maturity (Brazil)		310,000	310,308
Banco Santander SA jr. unsec. sub. FRB 4.75%, perpetual maturity (Spain)		200,000	152,719
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)		400,000	399,868
Bank of America Corp. jr. unsec. sub. FRN 4.375%, 1/27/27		350,000	300,412
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		640,000	629,080
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,000,000	1,002,500
Bank of Nova Scotia (The) jr. unsec. sub. FRB 8.625%, 10/27/82 (Canada)		300,000	305,813
Bank of Nova Scotia (The) jr. unsec. sub. FRB 3.625%, 10/27/81 (Canada)		100,000	71,227
Bank of Nova Scotia (The) jr. unsec. sub. FRN 4.90%, perpetual maturity (Canada)		320,000	295,171
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)		460,000	450,440
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)		200,000	178,772
Barclays PLC jr. unsec. sub. FRN 6.125%, 8/12/50 (United Kingdom)		200,000	177,489
BNP Paribas SA 144A jr. unsec. sub. FRN 7.75%, perpetual maturity (France)		200,000	194,124
BNP Paribas SA 144A jr. unsec. sub. FRN 7.375%, perpetual maturity (France)		300,000	293,985
Capital One Financial Corp. jr. unsec. sub. FRN 3.95%, perpetual maturity		250,000	191,875
Citigroup, Inc. jr. unsec. sub. FRN 4.00%, perpetual maturity		690,000	617,581
Citizens Financial Group, Inc. jr. unsec. sub. FRN 6.375%, perpetual maturity		320,000	277,040
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		2,346,000	1,624,605
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31		120,000	80,789
Commerzbank AG jr. unsec. sub. FRB 7.00%, perpetual maturity (Germany)		600,000	541,500
Credit Agricole SA 144A jr. unsec. sub. FRN 6.875%, perpetual maturity (France)		310,000	304,978
Credit Agricole SA 144A jr. unsec. sub. FRN 4.75%, 9/23/29 (France)		250,000	195,525
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		400,000	319,000
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)		1,360,000	1,052,662
Discover Financial Services jr. unsec. sub. FRN 6.125%, perpetual maturity		230,000	221,009
Fifth Third Bancorp jr. unsec. sub. FRB 4.50%, 7/30/50		150,000	136,472
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		1,380,000	1,118,133
Ford Motor Co., LLC sr. unsec. unsub. notes 7.35%, 3/6/30		1,870,000	1,903,273
Ford Motor Co., LLC sr. unsec. unsub. notes 2.90%, 2/10/29		700,000	577,703
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28		1,510,000	1,288,626
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		2,189,000	1,852,221
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		849,000	836,619
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		1,490,000	1,370,460
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		1,640,000	1,436,175
General Motors Financial Co., Inc. jr. unsec. sub. FRN 5.75%, perpetual maturity		570,000	467,400
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25 (R)		820,000	804,893
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		1,320,000	1,211,878
Hartford Financial Services Group, Inc. (The) 144A jr. unsec. sub. FRB (CME Term SOFR 3 Month + 2.39%), 7.751%, 2/12/47		550,000	470,370
HSBC Holdings PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		200,000	199,492
HSBC Holdings PLC jr. unsec. sub. FRN 6.50%, perpetual maturity (United Kingdom)		540,000	494,428
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		1,315,000	1,338,525
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		1,887,000	1,883,464
Huntington Bancshares, Inc. jr. unsec. sub. FRN 4.45%, perpetual maturity		250,000	212,015
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		1,044,000	967,224
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		1,475,000	1,294,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		2,640,000	2,084,947
ING Groep NV jr. unsec. sub. FRN 5.75%, perpetual maturity (Netherlands)		540,000	481,194
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		610,000	577,478
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		425,000	323,895
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		800,000	796,000
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		400,000	353,464
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, (CME Term SOFR 3 Month + 3.56%), 8.934%, perpetual maturity		1,000,000	1,000,100
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (R)		1,820,000	1,530,093
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 (R)		2,245,000	2,030,260
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRB 4.125%, 12/15/51		300,000	242,252
Lloyds Banking Group PLC jr. unsec. sub. FRN 7.50%, perpetual maturity (United Kingdom)		600,000	561,529
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29		1,390,000	1,235,617
M&T Bank Corp. jr. unsec. sub. FRN 3.50%, perpetual maturity		250,000	177,718
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		350,000	405,124
Morgan Stanley jr. unsec. sub. FRN ( + 0.00%), 5.875%, perpetual maturity		760,000	710,678
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		2,415,000	2,084,271
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		1,833,000	1,661,034
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,250,000	1,229,680
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		1,185,000	1,107,975
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		2,129,000	1,839,030
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		1,055,000	886,726
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		2,155,000	2,085,674
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		3,520,000	3,148,816
PNC Financial Services Group, Inc. (The) jr. unsec. sub. FRB Ser. W, 6.25%, perpetual maturity		350,000	309,607
PNC Financial Services Group, Inc. (The) jr. unsec. sub. FRN 6.20%, perpetual maturity		650,000	606,176
Prudential Financial, Inc. jr. unsec. sub. FRB 5.125%, 3/1/52		100,000	89,252
Prudential Financial, Inc. jr. unsec. sub. FRB 3.70%, 10/1/50		520,000	439,128
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		590,000	575,221
Societe Generale SA 144A jr. unsec. sub. FRB 9.375%, 11/22/52 (France)		200,000	198,592
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		1,665,000	1,354,211
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	220,000	221,858
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)		$300,000	301,507
Truist Financial Corp. jr. unsec. sub. FRN 5.125%, perpetual maturity		570,000	453,150
U.S. Bancorp jr. sub. unsec. FRN 3.70%, perpetual maturity		650,000	489,626
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)		250,000	302,722
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		510,000	479,400
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		2,012,000	2,008,740
Wells Fargo & Co. jr. unsec. sub. FRB 7.625%, 9/15/28		800,000	819,000
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		425,000	376,763

			75,450,996
Forest products and packaging (1.7%)
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		2,310,000	2,081,221
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	1,405,000	1,330,666
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$1,460,000	1,244,439
Graphic Packaging International, LLC 144A sr. unsec. notes 3.50%, 3/15/28		1,075,000	957,646
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) (PIK)		1,425,000	1,170,281
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		1,410,000	1,269,197
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	1,600,000	1,096,062
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$1,565,000	1,346,674
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		1,665,000	1,508,644
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		2,195,000	2,161,515
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		1,890,000	1,546,130

			15,712,475
Gaming and lottery (3.9%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		4,400,000	3,875,450
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		3,237,000	3,249,388
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		3,955,000	3,461,941
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		1,020,000	1,020,730
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		3,887,000	3,468,564
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		2,425,000	2,134,889
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		440,000	446,146
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		3,545,000	3,559,960
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		3,019,000	2,872,186
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		1,390,000	1,225,299
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		1,160,000	956,269
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		3,105,000	2,778,975
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		2,453,000	2,321,815
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		1,865,000	1,830,031
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		2,265,000	2,027,641

			35,229,284
Health care (7.4%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		252,000	252,303
180 Medical, Inc. 144A company guaranty sr. unsec. notes 3.875%, 10/15/29		945,000	816,244
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		3,120,000	15,600
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		1,481,000	973,758
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		1,835,000	1,088,876
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		1,035,000	860,897
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		1,895,000	1,742,453
Centene Corp. sr. unsec. notes 3.375%, 2/15/30		600,000	513,478
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		2,230,000	1,928,950
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		1,075,000	947,344
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		865,000	844,375
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		225,000	188,438
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		1,085,000	954,739
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		1,675,000	1,005,389
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		1,310,000	803,449
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		1,010,000	796,514
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		3,850,000	3,797,063
Fortrea Holdings, Inc. 144A company guaranty sr. notes 7.50%, 7/1/30		235,000	230,006
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		1,980,000	1,729,383
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		3,032,000	2,716,486
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg) (In default)(NON)		3,291,000	312,645
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		2,880,000	2,501,196
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		4,920,000	4,295,039
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		2,100,000	1,864,855
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		675,000	593,848
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		3,680,000	3,330,260
Organon Finance 1, LLC 144A sr. unsec. notes 5.125%, 4/30/31		985,000	839,223
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		1,560,000	1,419,149
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		1,115,000	944,963
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		3,355,000	3,157,894
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		1,850,000	1,527,167
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		1,315,000	1,114,923
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		3,325,000	3,161,528
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		2,365,000	2,292,589
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		1,885,000	1,682,941
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		3,000,000	2,907,035
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	3,190,000	2,988,159
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		$3,200,000	3,196,248
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		1,665,000	1,764,900
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		1,245,000	1,294,800
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		4,025,000	3,723,125

			67,118,232
Homebuilding (0.5%)
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		1,995,000	1,763,244
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		81,000	58,011
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,499,000	1,374,799
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		947,000	917,889

			4,113,943
Lodging/Tourism (1.8%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		655,000	664,601
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		1,240,000	1,320,761
Carnival Corp. 144A notes 9.875%, 8/1/27		1,465,000	1,548,531
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		3,705,000	3,486,823
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		395,000	429,596
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		3,358,000	2,987,754
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		3,259,000	3,040,357
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		2,680,000	2,593,003

			16,071,426
Media (0.2%)
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		1,975,000	1,742,818

			1,742,818
Metals (3.2%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		3,165,000	3,219,758
Arsenal AIC Parent, LLC 144A sr. notes 8.00%, 10/1/30		510,000	520,832
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		2,060,000	2,078,025
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		580,000	523,642
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		2,750,000	2,674,375
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,796,000	1,785,527
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,730,000	1,484,624
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		1,510,000	1,335,736
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		451,000	442,557
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	400,000	369,542
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		$1,150,000	1,086,871
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		3,515,000	3,567,725
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		975,000	960,492
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,511,000	1,356,189
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		1,860,000	1,748,706
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		1,425,000	1,179,846
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		2,055,000	1,839,105
Novelis Sheet Ingot GMBH company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/29 (Germany)	EUR	505,000	473,633
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		$2,920,000	2,438,183

			29,085,368
Oil and gas (10.8%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		1,275,000	1,297,170
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		626,000	641,530
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		1,236,000	1,027,568
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		3,198,000	2,947,469
BP Capital Markets PLC company guaranty unsec. sub. FRN 4.875%, perpetual maturity (United Kingdom)		490,000	443,751
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		1,655,000	1,678,301
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		3,686,000	3,643,287
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		3,560,000	3,536,574
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		1,145,000	1,128,535
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		1,225,000	1,261,750
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		2,385,000	2,468,475
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		2,305,000	2,035,850
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		852,000	797,197
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		2,083,000	1,990,937
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		153,000	117,304
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		2,638,000	2,784,269
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		2,974,000	2,819,947
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		6,100,000	5,967,020
EnLink Midstream Partners LP jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 4.11%), 9.618%, perpetual maturity		500,000	443,729
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		3,470,000	3,356,774
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		1,325,000	1,386,336
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		225,000	213,439
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		990,000	926,808
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		1,065,000	998,993
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		905,000	795,586
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		2,365,000	2,290,526
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		6,844,000	6,759,956
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		1,005,000	1,003,233
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		1,701,000	1,824,277
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		490,000	488,154
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28		355,000	325,702
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		3,710,000	3,418,727
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		2,930,000	2,827,068
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		3,665,000	3,632,931
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		3,764,000	3,469,747
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		2,210,000	2,265,250
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		400,000	410,000
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		990,000	977,625
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		975,000	970,905
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		1,804,000	1,763,410
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		754,000	742,592
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		1,805,000	1,689,815
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		4,030,000	3,823,582
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		1,615,000	1,441,388
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		1,459,000	1,342,280
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.50%, 9/15/79 (Canada)		320,000	268,806
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,377,750	1,369,208
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		1,270,000	1,304,763
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		731,500	748,335
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		1,920,000	2,026,627
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		740,000	601,242
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		395,000	384,794
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		720,000	622,817
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		2,790,000	2,814,256
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		1,070,000	1,079,356
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		965,000	929,835

			98,325,806
Publishing (1.0%)
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		3,170,000	2,813,375
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		2,930,000	2,608,667
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		265,000	239,825
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		3,455,000	3,034,146

			8,696,013
Retail (1.4%)
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		230,000	197,314
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		455,000	401,394
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		1,186,000	1,094,815
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		1,637,000	1,650,453
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		1,595,000	1,555,639
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		965,000	827,488
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		945,000	826,875
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		925,000	641,210
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28		2,150,000	1,928,614
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		1,815,000	1,733,346
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		2,935,000	2,113,200

			12,970,348
Technology (5.9%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		1,370,000	1,188,516
Alteryx, Inc. 144A sr. unsec. unsub. notes 8.75%, 3/15/28		1,795,000	1,732,148
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		4,358,000	3,790,799
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		1,100,000	943,470
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		1,225,000	1,226,531
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		1,300,000	1,282,148
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		2,535,000	2,210,666
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		3,155,000	2,811,894
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		5,052,000	4,518,783
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		1,100,000	999,642
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		804,000	735,904
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		1,654,000	1,095,792
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		3,824,000	3,287,874
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30		1,165,000	1,172,835
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		5,227,000	4,646,057
NCR Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		3,035,000	2,760,147
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		939,000	937,826
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28		1,095,000	974,747
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		2,375,000	2,339,375
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		4,085,000	3,298,638
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		2,571,000	2,227,129
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		2,195,000	1,838,568
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		2,785,000	2,389,342
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		6,345,000	5,393,988

			53,802,819
Textiles (0.8%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		945,000	945,000
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 5/15/26		1,155,000	1,079,693
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		2,790,000	2,364,525
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		3,810,000	3,095,739

			7,484,957
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		2,280,000	2,026,721
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		460,000	428,217

			2,454,938
Transportation (1.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		2,255,000	2,156,639
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		2,067,083	2,028,395
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		890,000	791,344
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		890,000	838,764
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		4,550,000	4,390,750

			10,205,892
Utilities and power (2.6%)
American Electric Power Co., Inc. jr. unsec. sub. FRB 3.875%, 2/15/62		400,000	322,502
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		1,088,000	844,527
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		922,000	850,416
Calpine Corp. 144A sr. notes 3.75%, 3/1/31		1,060,000	883,750
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		2,560,000	2,165,948
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		740,000	643,056
CenterPoint Energy, Inc. jr. unsec. sub. FRN 6.125%, perpetual maturity		330,000	330,000
Dominion Energy, Inc. jr. unsec. sub. FRN 4.65%, perpetual maturity		320,000	291,200
Duke Energy Corp. jr. unsec. sub. FRB 3.25%, 1/15/82		425,000	313,014
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		1,065,000	1,111,594
Emera, Inc. jr. unsec. sub. FRB 6.75%, 6/15/76 (Canada)		450,000	432,000
Enbridge, Inc. unsec. sub. FRB 7.375%, 1/15/83 (Canada)		320,000	314,554
Enbridge, Inc. unsec. sub. FRB 6.00%, 1/15/77 (Canada)		200,000	188,505
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		6,820,000	5,475,642
Energy Transfer LP jr. unsec. sub. FRN 6.50%, perpetual maturity		200,000	182,410
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 5.65%, 5/1/79		450,000	417,069
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 3.80%, 3/15/82		250,000	209,848
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		2,148,000	1,661,957
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		705,000	692,526
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		1,128,000	1,040,735
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		430,000	382,021
Southern Co. (The) jr. unsec. sub. FRB 3.75%, 9/15/51		500,000	431,851
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		995,000	950,883
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		925,000	856,143
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		1,578,000	1,522,086
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		1,430,000	1,344,927

			23,859,164

Total corporate bonds and notes (cost $851,230,174)			$778,142,615

SENIOR LOANS (6.2%)(a)(c)
	Principal amount	Value
Basic materials (0.7%)
BWAY Holding Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.318%, 8/10/26	$204,488	$204,545
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.952%, 11/23/27	2,042,798	1,959,677
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.17%, 2/4/26	1,419,821	1,326,652
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.681%, 10/15/28	390,000	389,633
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.347%, 4/3/28	885,000	881,310
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.318%, 4/3/28	1,825,765	1,816,636

		6,578,453
Capital goods (0.4%)
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.696%, 10/19/28	433,913	434,906
Filtration Group Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.946%, 10/19/28	368,438	366,290
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.334%, 6/15/28	1,406,412	1,397,622
MajorDrive Holdings IV, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.298%, 6/1/28	1,675,407	1,654,464

		3,853,282
Communication services (0.4%)
Asurion, LLC bank term loan FRN Ser. B9, (CME Term SOFR 1 Month + 3.25%), 8.579%, 7/31/27	906,454	870,903
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.446%, 7/22/27	2,981,432	2,943,478

		3,814,381
Consumer cyclicals (1.5%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.23%, 4/22/26	1,697,487	1,341,728
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.081%, 10/19/27	1,687,613	1,684,795
Audacy Capital Corp. bank term loan FRN Ser. B1, (CME Term SOFR 3 Month + 2.50%), 7.81%, 11/17/24	1,185,000	519,030
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.81%, 8/21/26	1,961,468	1,914,883
CMG Media Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.842%, 12/17/26	1,351,728	1,252,890
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.10%), 8.431%, 2/19/29	1,133,870	1,136,580
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.95%, 9/21/28	1,497,095	1,482,124
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 9.754%, 4/15/28	1,445,136	1,337,243
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.399%, 4/11/29	1,197,000	1,088,767
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.181%, 1/29/28	996,810	993,700
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.342%, 2/28/27	1,410,000	310,200
Sabre GLBL, Inc. bank term loan FRN (CME Term SOFR 1 Month + 5.00%), 10.431%, 6/30/28	526,645	463,226

		13,525,166
Consumer staples (0.7%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.98%, 11/18/29	1,570,000	1,339,084
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.431%, 12/15/27	1,341,603	1,333,352
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.427%, 12/17/28	2,166,598	1,715,534
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.696%, 3/19/28	1,801,570	1,799,318

		6,187,288
Energy (0.3%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 9.048%, 5/27/28	2,685,200	2,687,644

		2,687,644
Financials (0.1%)
Aretec Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.916%, 3/8/30	880,000	877,527

		877,527
Health care (0.1%)
One Call Corp. bank term loan FRN (CME Term SOFR 3 Month + 5.50%), 10.81%, 4/22/27	1,293,588	1,004,147

		1,004,147
Technology (1.7%)
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.842%, 3/30/29	2,303,425	2,215,319
Epicor Software Corp. bank term loan FRN (CME Term SOFR 1 Month + 7.75%), 12.952%, 7/31/28	1,145,000	1,147,863
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.446%, 12/1/27	1,652,625	1,651,600
Polaris Newco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.00%), 9.298%, 6/3/28	2,326,818	2,255,571
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 6.25%), 11.56%, 8/31/29	2,375,000	2,360,893
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.56%, 11/28/25	1,131,900	1,128,719
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.56%, 5/3/27	1,450,000	1,439,908
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.618%, 5/3/26	1,719,314	1,717,336
Vision Solutions, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.56%, 4/24/28	1,429,091	1,379,073

		15,296,282
Transportation (0.3%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.338%, 4/20/28	1,002,250	1,039,995
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.292%, 4/21/28	1,734,963	1,737,131

		2,777,126

Total senior loans (cost $59,048,599)		$56,601,296

CONVERTIBLE BONDS AND NOTES (2.2%)(a)
	Principal amount	Value
Capital goods (0.2%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27	$46,000	$51,198
Granite Construction, Inc. 144A cv. sr. unsec. notes 3.75%, 5/15/28	20,000	22,007
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	989,000	1,208,558
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28	32,000	32,379

		1,314,142
Communication services (—%)
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	56,000	58,660

		58,660
Consumer cyclicals (0.3%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	81,000	61,865
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	51,000	85,746
Carnival Corp. 144A cv. company guaranty sr. unsec. unsub. notes 5.75%, 12/1/27	47,000	69,157
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	75,000	73,163
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	47,000	48,527
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	1,378,000	1,119,629
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	97,000	102,820
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	1,770,000	1,285,551
Royal Caribbean Cruises, Ltd. cv. sr. unsec. unsub. notes 6.00%, 8/15/25	16,000	33,624
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	74,000	61,272

		2,941,354
Consumer staples (0.5%)
Chefs' Warehouse, Inc. (The) 144A cv. sr. unsec. unsub. notes 2.375%, 12/15/28	26,000	24,284
Dufry One BV 144A cv. sr. unsec. unsub. notes 3.25%, 9/15/27	13,000	17,225
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	95,000	72,533
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	1,460,000	1,252,826
MGP Ingredients, Inc. company guaranty cv. sr. unsec. bonds 1.875%, 11/15/41	17,000	22,695
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	2,075,000	1,597,750
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	1,926,000	1,591,454
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	54,000	69,093

		4,647,860
Energy (0.1%)
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	1,000,000	817,000
Northern Oil and Gas, Inc. 144A cv. sr. unsec. notes 3.625%, 4/15/29	73,000	91,804

		908,804
Financials (0.2%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	38,000	29,830
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 (R)	1,367,000	1,405,960

		1,435,790
Health care (0.2%)
Alnylam Pharmaceuticals, Inc. 144A cv. sr. unsec. unsub. notes 1.00%, 9/15/27	65,000	63,213
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	15,000	15,347
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	29,000	29,044
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28	161,000	146,591
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	103,000	97,726
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	32,000	33,792
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28	28,000	32,242
Lantheus Holdings, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	46,000	52,928
Sarepta Therapeutics, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/15/27	26,000	29,106
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	1,795,000	1,440,488
TransMedics Group, Inc. 144A cv. sr. unsec. sub. notes 1.50%, 6/1/28	28,000	27,546

		1,968,023
Technology (0.7%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	93,000	96,069
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	33,000	36,267
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	56,000	48,636
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	50,000	40,625
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	28,000	31,934
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	30,000	36,450
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	33,000	31,763
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	29,000	56,811
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	25,000	23,220
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 1.50%, 12/15/29	97,000	96,176
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	18,000	33,372
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	58,000	50,286
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	644,000	1,220,059
ON Semiconductor Corp. 144A cv. company guaranty sr. unsec. notes 0.50%, 3/1/29	54,000	61,668
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	8,000	19,572
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	51,000	57,605
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/26	62,000	52,117
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	1,657,000	1,453,989
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	1,904,000	1,624,112
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	31,000	30,582
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	1,898,000	1,499,420
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29	78,000	56,745
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	16,000	16,680
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	34,000	41,072

		6,715,230
Transportation (—%)
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	66,000	69,234

		69,234
Utilities and power (—%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28	37,000	35,502
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	55,000	57,970
Southern Co. (The) 144A cv. sr. unsec. notes 3.875%, 12/15/25	32,000	31,472

		124,944

Total convertible bonds and notes (cost $21,454,901)		$20,184,041

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value
AES Corp. (The) $6.875 cv. pfd.	513	$36,459
Apollo Global Management, Inc. $3.38 cv. pfd.(NON)	36,843	2,003,891
Bank of America Corp. Ser. L, 7.25% cv. pfd.	141	163,573
Chart Industries, Inc. $3.375 cv. pfd.	35,325	2,521,498
KKR & Co., Inc. $3.00 cv. pfd.	27,203	1,997,244
NextEra Energy, Inc. $3.46 cv. pfd.	1,659	70,176

Total convertible preferred stocks (cost $5,414,447)		$6,792,841

COMMON STOCKS (0.4%)(a)
	Shares	Value
EQT Corp.	44,260	$1,912,917
GFL Environmental, Inc. (Canada)	26,825	869,130
Jackson Financial, Inc. (Preference)	10,000	249,500
OneMain Holdings, Inc.	20,377	845,849
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	104,590	120,279

Total common stocks (cost $3,588,800)		$3,997,675

PREFERRED STOCKS (0.0%)(a)
	Shares	Value
Allstate Corp. (The) Ser. J, $1.844 pfd.	8,000	$211,600
PennyMac Mortgage Investment Trust Ser. A, $2.031 pfd. ARP (R)	4,000	90,680

Total preferred stocks (cost $306,000)		$302,280

SHORT-TERM INVESTMENTS (3.4%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	Shares	30,145,036	$30,145,036
U.S. Treasury Bills 5.428%, 12/7/23		$300,000	295,749
U.S. Treasury Bills 5.324%, 11/16/23		200,000	197,772

Total short-term investments (cost $30,638,657)			$30,638,557
TOTAL INVESTMENTS

Total investments (cost $971,681,578)			$896,659,305

	FORWARD CURRENCY CONTRACTS at 8/31/23 (aggregate face value $20,074,474) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	9/20/23	$947,747	$946,875	$(872)
	Citibank, N.A.
		Euro	Sell	9/20/23	1,865,653	1,863,473	(2,180)
	Goldman Sachs International
		Euro	Sell	9/20/23	736,799	746,823	10,024
	JPMorgan Chase Bank N.A.
		Euro	Sell	9/20/23	421,245	420,905	(340)
	Morgan Stanley & Co. International PLC
		Euro	Sell	9/20/23	5,905,241	5,918,776	13,535
	NatWest Markets PLC
		Euro	Sell	9/20/23	946,553	956,960	10,407
	State Street Bank and Trust Co.
		Euro	Sell	9/20/23	9,206,730	9,220,662	13,932

	Unrealized appreciation						47,898

	Unrealized (depreciation)						(3,392)

	Total						$44,506
*	The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 40 Index	B+/P	$68,126	$17,143,000	$483,433	6/20/28	500 bp — Quarterly	$725,370

	Total		$68,126					$725,370
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: The rate shown is the current interest rate at the close of the reporting period.
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2022 through August 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $907,182,029.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/23
Short-term investments
	Putnam Short Term Investment Fund*	$59,972,271	$206,915,440	$236,742,675	$1,797,471	$30,145,036

	Total Short-term investments	$59,972,271	$206,915,440	$236,742,675	$1,797,471	$30,145,036
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,392 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$869,130	$—	$—
Energy	1,912,917	—	—
Financials	1,095,349	—	—
Utilities and power	—	120,279	—

Total common stocks	3,877,396	120,279	—
Convertible bonds and notes	—	20,184,041	—
Convertible preferred stocks	2,074,067	4,718,774	—
Corporate bonds and notes	—	778,142,615	—
Preferred stocks	302,280	—	—
Senior loans	—	56,601,296	—
Short-term investments	—	30,638,557	—

Totals by level	$6,253,743	$890,405,562	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$44,506	$—
Credit default contracts	—	657,244	—

Totals by level	$—	$701,750	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$25,500,000
Centrally cleared credit default contracts (notional)	$15,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com